Discontinued Operations (Details)			12 Months Ended
	Mar. 01, 2022 USD ($)	Mar. 01, 2022 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Nov. 24, 2020 USD ($)
Discontinued Operations [Abstract]
Related party cost		¥ 1	$ 4,710,000	[1]		[1]
Transfer percentage	25.00%	25.00%
Financial Leasing | ¥		¥ 1
Additional paid-in capital		¥ 21,059	$ 276		$ 236		$ 867	$ 14,432
Non controlling interest (in Dollars) | $	$ 2,163

[1]	Other payables to Shengda Group were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.